Form N-1A Supplement	Nov. 18, 2025
Large Cap Index Fund | SIIT LARGE CAP INDEX FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Index Fund
S&P 500 Index Fund
Extended Market Index Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2025, as amended
November 3, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Funds are modifying their diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that each Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

S&P 500 Index Fund | SIIT S&P 500 Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Index Fund
S&P 500 Index Fund
Extended Market Index Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2025, as amended
November 3, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Funds are modifying their diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that each Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Extended Market Index Fund | SIIT Extended Market Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Index Fund
S&P 500 Index Fund
Extended Market Index Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2025, as amended
November 3, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Funds are modifying their diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that each Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.